Operating Leases and Obligations Related to Finance Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Finance Lease Obligations
Obligations Related to Finance Leases

	As at
	December 31, 2024	December 31, 2023
	$	$
Obligations related to finance leases	—	140,811
Less: unamortized discount and debt issuance costs	—	(1,212)
Total obligations related to finance leases	—	139,599
Less: current portion	—	(20,517)
Long-term obligations related to finance leases	—	119,082

Lessee, Operating Lease, Liability, Maturity
A maturity analysis of the Company's operating lease liabilities from time charter-in and bareboat-in contracts (excluding short-term leases) as at December 31, 2024 is as follows:

	Lease Commitment $	Non-Lease Commitment $	Total Commitment $
As at December 31, 2024
Payments:
2025	27,461	15,912	43,373
2026	13,678	7,400	21,078
2027	8,477	4,933	13,410
2028	5,284	3,250	8,534
2029	3,944	3,444	7,388
Total payments	58,844	34,939	93,783
Less: imputed interest	(5,253)
Carrying value of operating lease liabilities	53,591
Less: current portion	(24,875)
Carrying value of long-term operating lease liabilities	28,716